Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 1,483,995	¥ 1,799,823	¥ 1,376,336
Credited/(charged) - to profit or loss	16,569	(315,828)	423,487
Ending balance	1,500,564	1,483,995	1,799,823
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	226,759	211,565	211,565
Credited/(charged) - to profit or loss	(1,800)	15,194	0
Ending balance	224,959	226,759	211,565
Withholding tax
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance		0	0
Credited/(charged) - to profit or loss	330,000		0
Ending balance	330,000		0
Right-of-use assets
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	73,983	100,225	188,502
Credited/(charged) - to profit or loss	(7,602)	(26,242)	(88,277)
Ending balance	66,381	73,983	100,225
Others
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	20,898	16,163	11,561
Credited/(charged) - to profit or loss	(12,993)	4,735	4,602
Ending balance	7,905	20,898	16,163
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	1,898,916	2,241,832	1,849,510
Credited/(charged) - to profit or loss	489,182	(342,916)	392,322
Ending balance	2,388,098	1,898,916	2,241,832
Changes in fair value deferred tax liabilities
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	93,281	114,056	61,546
Credited/(charged) - to profit or loss	165,008	(20,775)	52,510
Ending balance	¥ 258,289	¥ 93,281	¥ 114,056